ORGANIZATION AND NATURE OF OPERATIONS (Details)		12 Months Ended
	May 20, 2019 shareholder	Oct. 31, 2021 subsidiary
Organization And Nature of Operations [Line Items]
Number of majority shareholders | shareholder	2
Controlled entities incorporated (as a percent)	100.00%
Hengbang Insurance
Organization And Nature of Operations [Line Items]
Ownership interest held		99.80%
TRX. ZJ
Organization And Nature of Operations [Line Items]
Number of subsidiaries formed | subsidiary		5